Employee benefits, Expenses and liabilities recognized for pensions and other employee remunerations (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Expenses recognized [Abstract]
Salaries and benefits	$ 323,265	$ 304,353	$ 264,005
Pensions - defined benefit plans	8,449	10,578	10,949
Employee benefits expense	331,714	314,931	$ 274,954
Long-term [Abstract]
Employee benefits	65,632	74,682
Short term liabilities and remunerations [Abstract]
Short-term employee benefits accruals	4,178	4,122
Actuarial gain net of taxes	37	3,186
Pensions [Member]
Long-term [Abstract]
Employee benefits	37,892	42,358
Seniority Premium [Member]
Long-term [Abstract]
Employee benefits	7,572	8,639
Termination of Employment [Member]
Long-term [Abstract]
Employee benefits	$ 20,168	$ 23,685